FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 8:-	FAIR VALUE MEASUREMENTS

In accordance with ASC No. 820, "Fair Value Measurements and Disclosures", the Group measures its foreign currency derivative instruments and the contingent consideration to NSC's former shareholders at fair value. Investments in foreign currency derivative instruments are classified within Level 2 value hierarchy. This is because these assets are valued using alternative pricing sources and models utilizing market observable inputs. The contingent consideration to NSC's former shareholders is classified within Level 3 value hierarchy because the liability is based on present value calculations and external valuation models whose inputs include market interest rates, estimated operational capitalization rates, volatilities and illiquidity. Unobservable inputs used in these models are significant.

The Group's financial assets and liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2010
	Fair value measurements using input type
	Level 2	Level 3	Total

Financial assets related to foreign currency derivative contracts	$822	$-	$822
Contingent consideration related to NSC's former shareholders	$-	$(355)	$(355)
Liability related to equity based compensation	-	(718)	(718)

Total financial liabilities	$-	$(1,073)	$(1,073)

	December 31, 2011
	Fair value measurements using input type
	Level 2	Level 3	Total

Foreign currency derivative contracts	$(240)	$-	$(240)
Contingent consideration related to NSC's former shareholders		(412)	(412)

Total financial liabilities	$(240)	$(412)	$(652)

Fair value measurements using significant unobservable inputs (Level 3):

Balance at January 1, 2011	$(1,073)
Classification of liability to quity	718
Adjustment due to time change value	(57)

Balance at December 31, 2011	$(412)